JPMorgan Trust I

270 Park Avenue

New York, New York 10017

September 25, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”), on behalf of
the Tax Aware Real Return Fund (the “Fund”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectus for the Fund dated August 16, 2013. The purpose of this filing is to submit the XBRL information from the 497 filing dated September 6, 2013 for the Fund.

Please contact the undersigned at 212-648-2083 if you have any questions concerning this filing.

Very truly yours,

/s/ Pamela L. Woodley

Pamela L. Woodley

Assistant Secretary

cc: Vincent Di Stefano

Exhibit Index

Exhibit Number	Description

EX-101.INS XBRL	Instance Document
EX-101.SCH XBRL	Taxonomy Extension Schema Document
EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase
EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase
EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase
EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase